Goodwill - Goodwill by Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Line Items]
Goodwill, Beginning balance	$ 1,344	$ 1,337
Acquisitions	615	120
Foreign exchange and other	(36)	(113)
Goodwill, Ending balance	1,923	1,344
North America [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	590	633
Foreign exchange and other	5	(43)
Goodwill, Ending balance	595	590
Europe [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	525	577
Acquisitions	620	13
Foreign exchange and other	(29)	(65)
Goodwill, Ending balance	1,116	525
Asia [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	229	127
Acquisitions	(5)	107
Foreign exchange and other	(12)	(5)
Goodwill, Ending balance	$ 212	$ 229